                        SEI INSTITUTIONAL MANAGED TRUST

                           TAX-MANAGED LARGE CAP FUND
                              SMALL CAP VALUE FUND
                             SMALL CAP GROWTH FUND

                      SUPPLEMENT DATED SEPTEMBER 22, 2000
                    TO THE PROSPECTUS DATED JANUARY 31, 2000

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Equinox Capital Management, LLC ("Equinox"), as an additonal Sub-Adviser to the Trust's Tax-Managed Large Cap Value Fund (the "Fund"). Equinox was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 18-19, 2000 and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Equinox, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Equinox. SIMC recommended the selection of Equinox and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Equinox and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Equinox, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Equinox; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Equinox's personnel and its financial condition;
(4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Equinox, including any benefits to be received by Equinox or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Equinox relating to the Fund, Equinox makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Equinox is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Equinox as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 21 of the Prospectus is amended by inserting the following disclosure relating to Equinox:

EQUINOX CAPITAL MANAGEMENT, LLC: A committee of invesmtent professionals at Equinox Capital Management, LLC manages a portion of the assets of the Tax-Managed Large Cap Fund.

Equinox was founded in 1989 and is wholly-owned by its employees. As of June 30, 2000, Equinox had over $10 billion in assets under management.

Listed below are the names and principal occupations of the principal executive offices of Equinox. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Equinox, is 590 Madison Avenue, 41st Floor, New York, NY 10022.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
                                                  Chairman and Chief Investment Officer, Director,
Ronald J. Ulrich                                  President, Secretary and Treasurer
--------------------------------------------------------------------------------------------------
Wendy D. Lee                                      Chief Executive Officer
--------------------------------------------------------------------------------------------------

The Adviser will pay Equinox a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Equinox.
                           --------------------------

At the same meeting, the Trustees appointed Chartwell Investment Partners ("Chartwell") as an additional Sub-Adviser to the Trust's Small Cap Fund (the "Fund"). Chartwell's appointment does not require shareholder approval.

In evaluating Chartwell, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Chartwell. SIMC recommended the selection of Chartwell and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Chartwell and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Chartwell, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Chartwell; (2) the distinct investment objective and policies of the Fund;
(3) the history, reputation, qualification and background of Chartwell's personnel and its financial condition; (4) its performance record; and
(5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Chartwell, including any benefits to be received by Chartwell or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Chartwell relating to the Fund, Chartwell makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Chartwell is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Chartwell as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 22 of the Prospectus is amended by inserting the following disclosure relating to Chartwell:

CHARTWELL INVESTMENT PARTNERS: David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, serve as portfolio managers for a portion of the assets of the Small Cap Value Fund. Mr. Dalyrymple has been with Chartwell Investment Partners since 1997. Prior to joining Chartwell, Mr. Dalyrymple was a portfolio manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portofio Manager. Mr. Dalyrymple and Mr. Zenouzi both have 14 years of investment experience.

Chartwell is an employee-owned investment advisory firm founded on April 1, 1997. Chartwell is 75% owned by the partners of Chartwell and 24.5% owned by a limited partnership, Maverick Partners L.P. As of June 30, 2000, Chartwell had $4.5 billion in assets under management.

Listed below are the names and principal occupations of the principal executive offices of Chartwell. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Chartwell, is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
Edward N. Antoian, CPA, CFA                       Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Terry F. Bovarnick, CFA                           Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
David C. Dalrymple, CFC                           Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
G. Gregory Hagar                                  Partner, Chief Financial Officer
--------------------------------------------------------------------------------------------------
Winthrop S. Jessup                                Managing Partner, President
--------------------------------------------------------------------------------------------------
Michael D. Jones, CFA                             Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
                                                  Managing Partner, Director of Client Services
Michael J. McCloskey                              Marketing
--------------------------------------------------------------------------------------------------
Kevin A. Melich, CFA                              Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Michael J. Nalevanko                              Partner, Head Trader
--------------------------------------------------------------------------------------------------
Harold A. Ofstie                                  Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Timothy J. Riddle                                 Managing Partner, Chief Operating Officer
--------------------------------------------------------------------------------------------------
Bernard P. Schaffer                               Managing Partner
--------------------------------------------------------------------------------------------------
Leslie M. Varrelman                               Partner, Director of Fixed Income
--------------------------------------------------------------------------------------------------
Babak Zenouzi                                     Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------

The Adviser will pay Chartwell a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Chartwell.

                           --------------------------

At the same meeting, the Trustees appointed McKinley Capital Management Inc. ("McKinley Capital") as an additional Sub-Adviser to the Trust's Small Cap Growth Fund (the "Fund"). McKinley Capital's appointment does not require shareholder approval.

In evaluating McKinley Capital, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and McKinley Capital. SIMC recommended the selection of McKinley Capital and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of McKinley Capital and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing McKinley Capital, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by McKinley Capital; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of McKinley Capital's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to McKinley Capital, including any benefits to be received by McKinley Capital or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and McKinley Capital relating to the Fund, McKinley Capital makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. McKinley Capital is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of McKinley Capital as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 22 of the Prospectus is amended by inserting the following disclosure relating to McKinley Capital:

MCKINLEY CAPITAL MANAGEMENT, INC.: Robert B. Gillam, Frederic H. Parke and Sheldon Lien serve as portfolio managers to a portion of the assets of the Small Cap Growth Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital Management, Inc. since the firm's inception in 1990, and has over 20 years of investment experience. Prior to joining McKinley Capital in 1997, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997. Mr. Parke has 19 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

McKinley Capital was founded in 1990 and is wholly-owned by its employees. As of June 30, 2000, McKinley Capital had approximately $4.8 billion in assets under management.

Listed below are the names and principal occupations of the principal executive offices of McKinley Capital. The principal business address of the principal executive offices, as it relates to their position at McKinley Capital, is 3301 C Street, Suite 500, Anchorage, AK 99503.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
Robert B. Gillam                                  President, Chief Investment Officer, Director
--------------------------------------------------------------------------------------------------
                                                  Vice President, Chief Operating Officer,
Diane M. Wilke                                    Director, Compliance Officer
--------------------------------------------------------------------------------------------------
Jerry L. Allen                                    Vice President, Chief Financial Officer
--------------------------------------------------------------------------------------------------
B. Thomas Willison                                Director
--------------------------------------------------------------------------------------------------
James L. McCarrey III                             General Counsel
--------------------------------------------------------------------------------------------------

The Adviser will pay McKinley Capital a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to McKinley Capital.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE